Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Goodwill [Line Items]
Balance-beginning of period	$ 270,678	$ 250,342
Goodwill acquired	51,638	18,956
Foreign currency translation	(2,538)	973
Balance-end of period	319,778	270,678
IPI
Goodwill [Line Items]
Goodwill adjustment for prior year acquisition - IPI		407
I I V I Compound Semiconductors
Goodwill [Line Items]
Balance-beginning of period	161,008	141,798
Goodwill acquired	25,569	18,956
Foreign currency translation	(856)	254
Balance-end of period	185,721	161,008
I I V I Compound Semiconductors | IPI
Goodwill [Line Items]
Goodwill adjustment for prior year acquisition - IPI		0
II-VI Photonics
Goodwill [Line Items]
Balance-beginning of period	109,670	108,544
Goodwill acquired	26,069
Foreign currency translation	(1,682)	719
Balance-end of period	$ 134,057	109,670
II-VI Photonics | IPI
Goodwill [Line Items]
Goodwill adjustment for prior year acquisition - IPI		$ 407